UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21805

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

(Exact name of registrant as specified in charter)
Harborside Financial Center
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.
Portfolio of Investments — March 31, 2010 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 97.6%
Aerospace/Defense — 5.1%
Northrop Grumman Corp.	116,000	$7,606,120

Chemicals-Diversified — 6.0%
The Dow Chemical Co.	303,266	8,967,576

Commercial Services-Finance — 5.1%
Visa, Inc., Class A	84,250	7,669,278

Computers — 6.8%
Apple, Inc.†	42,923	10,083,900

Diversified Banking Institutions — 5.9%
JPMorgan Chase & Co.	97,986	4,384,873
The Goldman Sachs Group, Inc.	25,941	4,426,313

		8,811,186

Diversified Minerals — 6.4%
BHP Billiton PLC ADR	139,190	9,524,772

E-Commerce/Products — 5.4%
Amazon.com, Inc.†	59,056	8,015,671

E-Commerce/Services — 5.6%
priceline.com, Inc.†	32,887	8,386,185

Electric-Generation — 3.7%
The AES Corp.†	497,000	5,467,000

Food-Misc. — 4.7%
Sara Lee Corp.	506,000	7,048,580

Medical-Biomedical/Gene — 4.5%
Amgen, Inc.†	112,000	6,693,120

Medical-HMO — 9.8%
UnitedHealth Group, Inc.	217,000	7,089,390
WellPoint, Inc.†	117,000	7,532,460

		14,621,850

Oil & Gas Drilling — 5.0%
Transocean, Ltd.†	87,042	7,518,688

Oil Companies-Integrated — 5.1%
Marathon Oil Corp.	238,000	7,530,320

Oil Field Machinery & Equipment — 4.4%
National Oilwell Varco, Inc.	162,000	6,573,960

Paper & Related Products — 4.9%
International Paper Co.	297,000	7,309,170

Retail-Apparel/Shoe — 5.0%
The Gap, Inc.	320,000	7,395,200

Retail-Restaurants — 4.2%
McDonald’s Corp.	92,774	6,189,881

Total Long-Term Investment Securities (cost $120,556,560)		145,412,457

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposit — 2.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/10 (cost $3,766,000)	$3,766,000	3,766,000

TOTAL INVESTMENTS (cost $124,322,560)(1)	100.1%	149,178,457
Liabilities in excess of other assets	(0.1)	(120,291)

NET ASSETS	100.0%	$149,058,166

†	Non-income producing security

(1)	See Note 2 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$7,606,120	$—	$—	$7,606,120
Chemicals-Diversified	8,967,576	—	—	8,967,576
Commercial Services-Finance	7,669,278	—	—	7,669,278
Computers	10,083,900	—	—	10,083,900
Diversified Banking Institutions	8,811,186	—	—	8,811,186
Diversified Minerals	9,524,772	—	—	9,524,772
E-Commerce/Products	8,015,671	—	—	8,015,671
E-Commerce/Services	8,386,185	—	—	8,386,185
Medical-HMO	14,621,850	—	—	14,621,850
Oil & Gas Drilling	7,518,688	—	—	7,518,688
Oil Companies-Integrated	7,530,320	—	—	7,530,320
Retail-Apparel/Shoe	7,395,200	—	—	7,395,200
Other Industries*	39,281,711	—	—	39,281,711
Short-Term Investment Securities:
Time Deposit	—	3,766,000	—	3,766,000

Total	$145,412,457	$3,766,000	$—	$149,178,457

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2010 – (unaudited)
Note 1. Security Valuation Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the SunAmerica Focused Alpha Large-Cap Fund, Inc. (the “Fund”) uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions markets participants would use in pricing the security, developed based on the best information available under the circumstances).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of the inputs used to value the Fund’s net assets as of March 31, 2010 are reported on a schedule following the Portfolio of Investments.
Note 2. Federal Income Taxes As of March 31, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities, were as follows:

Cost (tax basis)	$124,785,021

Appreciation	$28,535,148
Depreciation	(4,141,712)

Net unrealized appreciation (depreciation)	$24,393,436

ADDITIONAL INFORMATION
Additional information is available in the Fund’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.
(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.
(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Focused Alpha Large-Cap Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 27, 2010
Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 27, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 27, 2010